Net Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Earnings/(Loss) per Share
Schedule of basic and diluted earnings/ (loss) per ordinary share

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income/(loss)	25,944	(587,182)	(246,905)
Net (income)/loss attributable to non-controlling interests	(4,664)	(2,345)	4,604
Net income/(loss) attributable to So-Young International Inc.	21,280	(589,527)	(242,301)

Denominator:
Weighted average number of ordinary shares outstanding, basic	77,646,899	79,384,454	77,863,698
Weighted average number of ordinary shares outstanding, diluted	78,054,950	79,384,454	77,863,698
Net earnings/(loss) per share, basic	0.27	(7.43)	(3.11)
Net earnings/(loss) per share, diluted	0.27	(7.43)	(3.11)
Net earnings/(loss) per ADS, basic	0.21	(5.72)	(2.39)
Net earnings/(loss) per ADS, diluted	0.21	(5.72)	(2.39)